--------------------------------------------------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


T. ROWE PRICE


                                 TAX-EFFICIENT
                                 BALANCED FUND

                              ------------------
                               AUGUST 31, 2001
                              ------------------

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                 6 Months         Year                              6/30/97
                                    Ended        Ended                              Through
                                  8/31/01      2/28/01      2/29/00     2/28/99     2/28/98
NET ASSET VALUE
Beginning of period              $  13.59     $  13.76     $  12.72    $  11.34    $  10.00

Investment activities
  Net investment income (loss)       0.15         0.29*        0.25*       0.24*       0.15*
  Net realized and
  unrealized gain (loss)            (0.42)       (0.17)        1.06        1.38        1.34
                                 -----------------------------------------------------------
  Total from
  investment activities             (0.27)        0.12         1.31        1.62        1.49
                                 -----------------------------------------------------------
Distributions
  Net investment income             (0.13)       (0.29)       (0.27)      (0.24)      (0.15)
                                 -----------------------------------------------------------
NET ASSET VALUE
End of period                    $  13.19     $  13.59     $  13.76    $  12.72    $  11.34
                                 -----------------------------------------------------------

Ratios/Supplemental Data
Total return(.)                   (1.98)%        0.87%*      10.42%*     14.45%*     14.96%*
Ratio of total expenses to
average net assets                  0.98%+       1.00%*       1.00%*      1.00%*      1.00%*+
Ratio of net investment
income (loss) to average
net assets                          2.18%+       2.11%*       1.99%*      2.03%*      2.31%*+
Portfolio turnover rate             25.2%+       19.1%        40.0%       19.8%       12.5%+
Net assets, end of period
(in thousands)                   $ 50,429     $ 51,050     $ 43,248    $ 33,767    $ 17,714

(.) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.00% voluntary expense limitation in effect through 2/28/01.
+   Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2001


-----------------------
STATEMENT OF NET ASSETS                          Shares/Par            Value
--------------------------------------------------------------------------------
                                                                In thousands
COMMON STOCKS 47.5%

FINANCIAL 10.2%

Banks 3.9%
Bank of New York                                     4,400        $      175
Citigroup                                           14,000               640
Mellon Financial                                     7,000               247
Northern Trust                                       5,500               311
State Street *                                       6,400               311
Wells Fargo                                          5,100               235
                                                                  --------------
                                                                       1,919
                                                                  --------------
Financial Services 4.2%
American Express *                                  10,300               375
Certegy                                              1,100                38
Concord EFS *                                        1,500                79
Fannie Mae                                           8,800               670
Freddie Mac                                         10,400               654
Marsh & McLennan                                     3,550               330
                                                                  --------------
                                                                       2,146
                                                                  --------------
Property & Casualty Insurance 1.2%
AMBAC                                                1,800               107
American International Group                         6,332               495
                                                                  --------------
                                                                         602
                                                                  --------------
Securities & Asset Management 0.9%
Charles Schwab                                      15,435               192
Franklin Resources                                   6,200               254
                                                                         446
                                                                  --------------
Total Financial                                                        5,113
                                                                  --------------

TELECOMMUNICATIONS 0.2%

Wireless Telecommunications 0.2%
Vodafone ADR                                         4,000                81
                                                                  --------------
Total Telecommunications                                                  81
                                                                  --------------

3
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T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------

                                                Shares/Par             Value
--------------------------------------------------------------------------------
                                                                In thousands

CONSUMER NONDURABLES 4.3%

Home Products 1.6%
Avon                                                 2,700           $   125
Colgate-Palmolive                                    3,700               200
Gillette                                             3,500               107
Kimberly-Clark                                       3,100               192
Procter & Gamble                                     2,800               208
                                                                     -----------
                                                                         832
                                                                     -----------
Beverages 1.2%
Coca-Cola                                            6,000               292
PepsiCo                                              6,700               315
                                                                     -----------
                                                                         607
                                                                     -----------
Food 0.9%
General Mills                                        2,900               129
Sysco                                                7,000               196
Wrigley                                              2,600               130
                                                                     -----------
                                                                         455
                                                                     -----------
Apparel & Textiles 0.2%
NIKE (Class B)                                       1,600                80
                                                                     -----------
                                                                          80
                                                                     -----------
Alcohol 0.4%
Anheuser-Busch                                       4,400               190
                                                                     -----------
                                                                         190
                                                                     -----------
Total Consumer Nondurables                                             2,164
                                                                     -----------

TECHNOLOGY 10.0%

Electronics Equipment 0.2%
Corning                                              4,500                54
JDS Uniphase                                         3,600                25
                                                                     -----------
                                                                          79
                                                                     -----------
Communications Equipment 0.2%
LM Ericsson (Class B) ADR                           17,200                86
Nokia ADR                                              500                 8
                                                                     -----------
                                                                          94
                                                                     -----------
Semiconductors 4.9%
Altera                                              11,200               317
Analog Devices                                       5,500               263
Applied Micro Circuits *                             3,500                50

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------


                                                 Shares/Par            Value
--------------------------------------------------------------------------------
                                                                In thousands

Broadcom *                                           1,000          $     32
Intel                                               16,800               470
Linear Technology                                    8,400               345
Maxim Integrated Products *                          9,400               434
Texas Instruments                                    9,200               305
Xilinx *                                             7,000               273
                                                                    ------------
                                                                       2,489
                                                                    ------------
Miscellaneous Computer Hardware 0.3%
EMC *                                                2,900                45
Symbol Technologies                                  7,762               105
                                                                    ------------
                                                                         150
                                                                    ------------
Computer Software 2.1%
BMC Software *                                       2,500                40
Computer Associates                                  2,000                62
Intuit                                               1,000                38
Microsoft *                                         12,000               684
Oracle *                                            17,700               216
                                                                    ------------
                                                                       1,040
                                                                    ------------
Information Services 0.8%
Automatic Data Processing *                          3,800               197
First Data *                                         3,500               230
                                                                    ------------
                                                                         427
                                                                    ------------
Computer Communications Equipment 0.6%
Cisco Systems                                       19,300               315
                                                                    ------------
                                                                         315
                                                                    ------------
Computer Makers 0.6%
Dell Computer *                                      4,000                86
Hewlett-Packard *                                    6,000               139
Sun Microsystems                                     7,600                87
                                                                    ------------
                                                                         312
                                                                    ------------
Semiconductor Capital Equipment 0.3%
Applied Materials *                                  3,600               155
                                                                    ------------
                                                                         155
                                                                    ------------
Total Technology                                                       5,061
                                                                    ------------

BASIC MATERIALS 0.5%

Chemicals 0.5%
Ecolab                                               4,300               172
Valspar                                              1,500                56
                                                                    ------------
Total Basic Materials                                                    228
                                                                    ------------


5
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T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------


                                                Shares/Par             Value
--------------------------------------------------------------------------------
                                                                In thousands
HEALTH CARE 8.1%

Drugs 5.8%
American Home Products                               6,300           $   353
Amgen *                                              2,700               174
AstraZeneca Group ADR                                2,100               102
Bristol-Myers Squibb                                 5,000               281
Eli Lilly                                            2,700               209
GlaxoSmithKline                                      3,320               176
Merck *                                              7,100               462
Pfizer                                              19,175               734
Pharmacia                                            4,890               194
Schering-Plough                                      6,200               236
                                                                     -----------
                                                                       2,921
                                                                     -----------
Medical Products 2.3%
Abbott Laboratories                                  4,400               219
Baxter                                               2,000               103
Guidant *                                            2,000                72
Johnson & Johnson                                   10,100               533
Medtronic                                            5,200               237
Zimmer Holdings *                                      440                12
                                                                     -----------
                                                                       1,176
                                                                     -----------
Total Health Care                                                      4,097
                                                                     -----------

RETAIL 3.6%

Department Stores 1.4%
Family Dollar Stores                                 6,200               186
Wal-Mart *                                          11,300               543
                                                                     -----------
                                                                         729
                                                                     -----------
Specialty Retail 2.2%
Bed Bath & Beyond *                                  3,600               104
CVS                                                  2,500                90
Dollar General                                       7,306               126
Home Depot                                           7,200               331
Tiffany                                              7,200               224
Walgreen                                             4,400               151
Williams-Sonoma *                                    2,200                70
                                                                     -----------
                                                                       1,096
                                                                     -----------
Total Retail                                                           1,825
                                                                     -----------


T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
-----------------------------------------------------------------------------


                                                Shares/Par             Value
-----------------------------------------------------------------------------
                                                                In thousands
INDUSTRIAL 2.5%

Defense and Aerospace 0.4%
Boeing                                               4,100          $    210
                                                                    ---------
                                                                         210
                                                                    ---------
Heavy Electrical Equipment 1.9%
GE                                                  20,700               848
                                                                    ---------
Molex (Class A)                                      3,687                97
                                                                    ---------
                                                                         945
                                                                    ---------
Industrial Parts 0.2%
Illinois Tool Works                                  1,500                94
                                                                    ---------
                                                                          94
                                                                    ---------
Total Industrial                                                       1,249
                                                                    ---------

TRANSPORTATION 0.2%

Trucking, Shipping, Air Freight 0.2%
Expeditors International of Washington               2,200               112
                                                                    ---------
Total Transportation                                                     112
                                                                    ---------

BUSINESS SERVICES 3.2%

Business Services 0.3%
Equifax                                              2,200                57
                                                                    ---------
Paychex                                              3,150               117
                                                                    ---------
                                                                         174
                                                                    ---------
Industrial Services 0.9%
Cintas                                               2,250               105
                                                                    ---------
DeVry *                                              5,400               177
                                                                    ---------
Robert Half International *                          6,900               172
                                                                    ---------
                                                                         454
                                                                    ---------
Advertising 2.0%
Interpublic Group *                                  6,300               171
                                                                    ---------
Omnicom                                              5,800               451
                                                                    ---------
TMP Worldwide                                        4,000               179
                                                                    ---------
WPP Group                                            4,000               199
                                                                    ---------
                                                                       1,000
                                                                    ---------
Total Business Services                                                1,628
                                                                    ---------


T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands
CONSUMER DISCRETIONARY 4.7%

Restaurants 0.3%
McDonald's                                           2,000          $     60
                                                                    ------------
Starbucks *                                          5,200                88
                                                                    ------------
                                                                         148
                                                                    ------------
Entertainment 2.2%
AOL Time Warner *                                   16,300               609
                                                                    ------------
Viacom (Class B) *                                  12,482               529
                                                                    ------------
                                                                       1,138
                                                                    ------------
Publishing 0.6%
McGraw-Hill                                          5,000               296
                                                                    ------------
                                                                         296
                                                                    ------------
Media 1.6%
Clear Channel Communications                         9,146               460
                                                                    ------------
Disney                                              10,800               274
                                                                    ------------
Univision Communications                             2,000                60
                                                                    ------------
                                                                         794
                                                                    ------------
Total Consumer Discretionary                                           2,376
                                                                    ------------
Total Common Stocks (Cost $ 18,892)                                   23,934
                                                                    ------------

ALABAMA 0.5%
Selma Ind. Dev. Board, 4.25%, 7/15/02              250,000               251
                                                                    ------------
Total Alabama (Cost $ 250)                                               251
                                                                    ------------

ARIZONA 1.1%

Phoenix, GO, 5.875%, 7/1/18                        500,000               552
                                                                    ------------
Total Arizona (Cost $ 513)                                               552
                                                                    ------------
CONNECTICUT 0.8%

Mashantucket, 5.50%, 9/1/28                        200,000               197
                                                                    ------------
Mashantucket, (144a), 5.75%, 9/1/27                200,000               202
                                                                    ------------
Total Connecticut (Cost $ 358)                                           399
                                                                    ------------

8

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

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands
DISTRICT OF COLUMBIA 3.9%

District of Columbia, GO
   6.00%, 6/1/15 (MBIA Insured)                          1,000,000    $  1,158
                                                                    ------------
   6.00%, 6/1/17 (MBIA Insured)                            500,000         579
                                                                    ------------
District of Columbia Hosp., Medlantic Healthcare Group
   5.25%, 8/15/19 (Escrowed to Maturity)
   (MBIA Insured)                                          200,000         205
                                                                    ------------
Total District of Columbia (Cost $ 1,717)                                1,942
                                                                    ------------

GEORGIA 3.4%

Effingham County IDA, PCR, 6.50%, 6/1/31                   500,000         523
                                                                    ------------
Georgia, GO 6.25%, 8/1/13                                1,000,000       1,191
                                                                    ------------
Total Georgia (Cost $1,588)                                              1,714
                                                                    ------------
ILLINOIS 1.7%

Chicago O'Hare Int'l. Airport, 6.30%, 5/1/16               500,000         513
                                                                    ------------
Chicago Water, Zero Coupon, 11/1/11 (FGIC Insured)         500,000         320
                                                                    ------------
Total Illinois (Cost $791)                                                 833
                                                                    ------------
INDIANA 0.4%

Goshen, 5.75%, 8/15/28                                     250,000         214
                                                                    ------------
Total Indiana (Cost $ 246)                                                 214
                                                                    ------------
LOUISIANA 0.5%

West Feliciana Parish, PCR, Zero Coupon, 9/1/28            250,000         259
                                                                    ------------
Total Louisiana (Cost $250)                                                259
                                                                    ------------
MARYLAND 2.2%

Baltimore, 6.00%, 7/1/18 (FSA Insured)                   1,000,000       1,125
                                                                    ------------
Total Maryland (Cost $1,026)                                             1,125
                                                                    ------------

9


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--------------------------------------------------------------------------------


                                                 Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands
MASSACHUSETTS 2.8%

Massachusetts Municipal Wholesale Electric
   6.75%, 7/1/05 (MBIA Insured)                        250,000    $      263
Massachusetts Water Pollution, 6.00%, 8/1/18         1,000,000         1,166
                                                                  --------------
Total Massachusetts (Cost $1,273)                                      1,429
                                                                  --------------
MICHIGAN 2.1%

Michigan Hosp. Fin. Auth., Zero Coupon, 11/15/05     1,000,000         1,040
                                                                  --------------
Total Michigan (Cost $1,000)                                           1,040
                                                                  --------------

MINNESOTA 1.5%

Minneapolis & St. Paul Metropolitan Airport
   5.25%, 1/1/32 (FGIC Insured)                        750,000           764
                                                                  --------------
Total Minnesota (Cost $730)                                              764
                                                                  --------------
MISSISSIPPI 1.1%

Mississippi, GO, 5.00%, 11/1/05                        515,000           552
                                                                  --------------
Total Mississippi (Cost  $532)                                           552
                                                                  --------------
MISSOURI 0.5%

St. Louis Airport, 6.25%, 1/1/03                       250,000           257
                                                                  --------------
Total Missouri (Cost $251)                                               257
                                                                  --------------
NEW JERSEY 0.8%

New Jersey Economic Dev. Auth., 5.75%, 10/1/23         100,000            87
New Jersey Housing & Mortgage Fin. Agency
   5.55%, 11/1/09 (FSA Insured)                        260,000           283
                                                                  --------------
Total New Jersey (Cost $359)                                             370
                                                                  --------------
NEW MEXICO 1.0%

New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27          495,000           520
                                                                  --------------
Total New Mexico (Cost $495)                                             520
                                                                  --------------



T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands

NEW YORK 4.4%

Dormitory Auth. of the State of New York, 5.40%, 5/15/23    250,000    $   256

Municipal Assistance of New York, 6.00%, 7/1/07             750,000        852
New York City Transitional Fin. Auth, 5.875%, 11/1/16       500,000        561
New York City Transitional Fin. Auth., 5.75%, 11/15/20      500,000        547
                                                                       ---------
Total New York (Cost $2,019)                                             2,216
                                                                       ---------

NORTH CAROLINA 0.6%

Eastern Municipal Power Agency, 6.00%, 1/1/05               300,000        314
                                                                       ---------
Total North Carolina (Cost $304)                                           314
                                                                       ---------

PENNSYLVANIA 1.1%

Allegheny County HDA, 9.25%, 11/15/22                       100,000        105
Bucks County IDA, 6.30%, 5/1/29                             250,000        215
Montgomery County HHEFA, 6.75%, 11/15/24                    200,000        210
                                                                       ---------
Total Pennsylvania (Cost $519)                                             530
                                                                       ---------
SOUTH CAROLINA 0.6%

Piedmont Municipal Power Agency, 5.75%, 1/1/24              300,000        296
                                                                       ---------
Total South Carolina (Cost $261)                                           296
                                                                       ---------
TEXAS 7.2%

Beaver County IDA, PCR, 4.85%, 6/1/30                       500,000        505
Brazos River Auth., 5.20%, 12/1/18                          500,000        511
Dallas County Utility & Reclamation Dist.
   5.875%, 2/15/29 (AMBAC Insured)                        1,000,000      1,050
Harris County Health Fac. Dev., 6.375%, 6/1/29              250,000        267
Houston, 6.40%, 6/1/27                                      250,000        275
Houston Water & Sewer System
   5.375%, 12/1/27 (FGIC Insured)                         1,000,000      1,029
                                                                       ---------
Total Texas (Cost $3,358)                                                3,637
                                                                       ---------


T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
UTAH 1.8%

Intermountain Power Agency
   5.375%, 7/1/08 (Escrowed to Maturity)                   540,000    $     566
   5.375%, 7/1/08                                          310,000          323
                                                                       ---------
Total Utah (Cost $854)                                                      889
                                                                       ---------
VERMONT 0.7%

Vermont Ed. & Health Buildings Fin. Agency
   5.00%, 11/1/38                                          375,000          370
                                                                       ---------
Total Vermont (Cost $335)                                                   370
                                                                       ---------
VIRGINIA 4.1%

Chesapeake Toll Road, 5.625%, 7/15/32                      500,000          510
Chesterfield County IDA, Zero Coupon, 11/15/03             500,000          518
Henrico County Economic Dev. Auth., 6.125%, 11/1/19        250,000          282
Pocahontas Parkway Assoc., Zero Coupon, 8/15/18            900,000          250
Virginia HDA, 5.60%, 11/1/18                               500,000          513
                                                                       ---------
Total Virginia (Cost $2,046)                                              2,073
                                                                       ---------

WASHINGTON 3.1%

Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)            1,000,000        1,042
Portland Sewer Systems, 5.75%, 8/1/20 (FGIC Insured)       500,000          542
                                                                       ---------
Total Washington (Cost $1,480)                                            1,584
                                                                       ---------

WEST VIRGINIA 2.2%

West Virginia, GO 5.75%, 6/1/15                          1,000,000        1,099
                                                                       ---------
Total West Virginia (Cost  $1,033)                                        1,099
                                                                       ---------

WISCONSIN 1.1%

Wisconsin HEFA, 5.625%, 2/15/15 (AMBAC Insured)            500,000          555
                                                                       ---------
Total Wisconsin (Cost $520)                                                 555
                                                                       ---------

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
PUERTO RICO 1.0%
Puerto Rico Electric Power Auth.
  5.375%, 7/1/27 (MBIA Insured)                           500,000     $     523
                                                                      ----------
Total Puerto Rico (Cost $459)                                               523
                                                                      ----------


Total Investments in Securities
99.6% of Net Assets (Cost $43,459)                                    $  50,241

Other Assets Less Liabilities                                               188
                                                                      ----------

NET ASSETS                                                            $  50,429
                                                                      ----------
Net Assets Consist of:
Accumulated net investment income - net of distributions              $      81

Accumulated net realized gain/loss - net of distributions                (1,860)
Net unrealized gain (loss)                                                6,782
Paid-in-capital applicable to 3,822,515 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
of the Corporation authorized                                            45,426
                                                                      ----------

NET ASSETS                                                            $  50,429
                                                                      ----------

NET ASSET VALUE PER SHARE                                             $   13.19
                                                                      ----------

*     Non-income producing
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 0.4% of net assets.
ADR   American Depository Receipt
AMBAC AMBAC Indemnity Corp.
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assurance Corp.
GO    General Obligation
HDA   Housing Development Authority
HEFA  Health & Educational Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA   Industrial Development Authority
MBIA  Municipal Bond Investors Assurance Corp.
PCR   Pollution Control Revenue

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Unaudited


-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                    6 Months
                                                                       Ended
                                                                     8/31/01
Investment Income (Loss)
Income
  Interest                                                       $       714
  Dividend                                                               100
                                                                 ---------------
  Total income                                                           814
                                                                 ---------------
Expenses
  Investment management                                                  141
  Shareholder servicing                                                   25
  Custody and accounting                                                  57
  Registration                                                            15
  Legal and audit                                                          5
  Directors                                                                4
  Prospectus and shareholder reports                                       3
  Miscellaneous                                                            2
                                                                 ---------------
  Total expenses                                                         252
                                                                 ---------------
Net investment income                                                    562
                                                                 ---------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                  (276)
Change in net unrealized gain or loss on securities                   (1,318)
                                                                 ---------------
Net realized and unrealized gain (loss)                               (1,594)
                                                                 ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $    (1,032)
                                                                 ---------------



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Unaudited


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                          6 Months         Year
                                                             Ended        Ended
                                                           8/31/01      2/28/01
Increase (Decrease) in Net Assets
Operations
Net investment income                                    $     562   $    1,031
Net realized gain (loss)                                      (276)        (472)
Change in net unrealized gain or loss                       (1,318)        (608)
                                                         -----------------------
Increase (decrease) in net assets from operations           (1,032)         (49)
                                                         -----------------------
Distributions to shareholders
Net investment income                                         (483)      (1,042)
                                                         -----------------------
Capital share transactions *
Shares sold                                                  3,358       11,678
Distributions reinvested                                       404          869
Shares redeemed                                             (2,875)      (3,663)
Redemption fees received                                         7            9
                                                         -----------------------
Increase (decrease) in net assets from capital
share transactions                                             894        8,893
                                                         -----------------------

Net Assets
Increase (decrease) during period                             (621)       7,802
Beginning of period                                         51,050       43,248
                                                         -----------------------
End of period                                            $  50,429   $   51,050
                                                         -----------------------

*Share information
Shares sold                                                    250          812
Distributions reinvested                                        30           60
Shares redeemed                                               (214)        (258)
                                                         -----------------------
Increase (decrease) in shares outstanding                       66          614



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                      August 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying financial statements were prepared in accordance with gen-erally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On March 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to March 1, 2001, the fund recognized market discount at time of disposition as gain or loss. Upon adoption, the fund adjusted the

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------

cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $3,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the six months ended August 31, 2001, the effect of this change was to increase net investment income by $2,000 ($0.0005 per share), increase net realized gain/loss on securities by $1,000 ($0.0003 per share), and increase net unrealized gain/loss on securities by $1,000 ($0.0003 per share). This change had no effect on the fund's net assets or total return.

Redemption Fees The fund assesses a 1% fee on redemptions of fund shares held less than 1 year. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $7,327,000 and $6,384,000, respectively, for the six months ended August 31, 2001.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to con-tinue to qualify as a regulated investment company and distribute all of its income. As of February 28, 2001, the fund had $1,392,000 of capital loss carryforwards, $17,000 of which expires in 2006, $425,000 in 2007, and $950,000 thereafter through 2009. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At August 31, 2001, the cost of investments for federal income tax purposes was $43,454,000. Net unrealized gain aggregated $6,786,000 at period end, of which $7,379,000 related to appreciated investments and $593,000 to depreciated investments.

17
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T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $23,000 was payable at August 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.20% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2001 which would cause the fund's ratio of total expenses to average net assets to exceed 1.00%. Thereafter, through February 28, 2003, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.00%. Pursuant to this agreement, $ 6,000 of previously unaccrued management fees were accrued as expenses of the fund during the six months ended August 31, 2001.

In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $65,000 for the six months ended August 31, 2001, of which $12,000 was payable at period end.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, Diversifying Overseas:
A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------


STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
 Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS(+)

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money

INTERNATIONAL/GLOBAL
FUNDS

Stock
Emerging Europe &
 Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITIES

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
 Portfolio
Prime Reserve Portfolio

Money Funds (cont.)
Summit Municipal
 Money Market
Tax-Exempt Money

* Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity (Form V6021) and the T. Rowe Price No-Load Immediate Variable Annuity (Form V6027) are issued by Security Benefit Life Insurance Company. In New York, the T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY [FSB201 (11-96)]. These Variable Annuity contracts have limitations. The T. Rowe Price No-Load Immediate Variable Annuity may not be available in all states.

The T. Rowe Price No-Load Variable Annuity and the T. Rowe Price No-Load Immediate Variable Annuity are distributed by T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Insurance Agency of Texas, Inc. The underlying portfolios are managed by T. Rowe Price (T. Rowe Price International for the International Stock Portfolio). The Security Benefit Group of companies and the T. Rowe Price companies are not affiliated.

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------


ADVISORY SERVICES, RETIREMENT RESOURCES

T. Rowe Price has developed unique advisory services and retirement resources that can help you meet the most difficult personal financial challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials and self-help planning guides are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

ADVISORY SERVICES*

T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Investment Checkup(SM) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT INFORMATION

Planning and Informational Guides
Minimum Required Distributions Guide
Retirement Planning Kit
Retirement Readiness Guide
Tax Considerations for Investors

Insights Reports
The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

* These are services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are fees associated with these services.

T. ROWE PRICE INSIGHTS REPORTS
--------------------------------------------------------------------------------


THE FUNDAMENTALS OF INVESTING

Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660. T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

INSIGHTS REPORTS

General Information
The ABCs of Giving
Back to Basics: The ABCs of Investing
The Challenge of Preparing for
 Retirement
Financial Planning After Retirement
Getting Started: Investing With Mutual
 Funds
The Roth IRA: A Review
Tax Information for Mutual Fund
 Investors

Investment Strategies
Conservative Stock Investing
Dollar Cost Averaging
Equity Index Investing
Growth Stock Investing
Investing for Higher Yield
Managing Risk Through Diversification
The Power of Compounding
Value Investing

Types of Securities
The Basics of International Stock
 Investing
The Basics of Tax-Free Investing
The Fundamentals of Fixed-Income
 Investing
Global Bond Investing
Investing in Common Stocks
Investing in Emerging Growth Stocks
Investing in Financial Services Stocks
Investing in Health Care Stocks
Investing in High-Yield Municipal
 Bonds
Investing in Industry-Focused Stock
 Funds
Investing in Money Market Securities
Investing in Mortgage-Backed Securities
Investing in Natural Resource Stocks
Investing in Science and Technology
 Stocks
Investing in Small-Company Stocks
Understanding Derivatives
Understanding High-Yield "Junk" Bonds

Brokerage Insights
Combining Individual Securities With
 Mutual Funds
Getting Started: An Introduction to
 Individual Securities
What You Should Know About Bonds
What You Should Know About Margin
 and Short-Selling
What You Should Know About Options
What You Should Know About Stocks

T. ROWE PRICE BROKERAGE
--------------------------------------------------------------------------------


BROKERAGE SERVICES

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

     Internet and Automated Services You can enter trades, access quotes, and review account information 24 hours a day, seven days a week, by tele-phone or computer. We offer a flat-rate commission of $19.95 on stock trades placed through our online Account Access-Brokerage service.*

     Research Services To help you make informed investment decisions, we offer access to research. You can research your investments using our Online Research & News Service, provided by Thomson Investors Network, which includes company profiles, intraday and 12-month interactive charting, and analysts' ratings and earnings estimates.

     Dividend Reinvestment Service This service helps keep more of your money working for you. Cash dividends from your eligible securities will be invested automatically in additional shares of the same company, free of charge. Most stocks listed on national securities exchanges or Nasdaq are eligible for this service.

* $19.95 per trade for up to 1,000 shares plus an additional $.02 for each share over 1,000 shares. Visit our Web site for a complete commission schedule or call for rates on representative-assisted and other non-Internet trades.

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access(R)  1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard, Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C., Area
Downtown
900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150


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T. Rowe Price Investment Services, Inc., Distributor.       F119-051   8/31/01 D